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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              June 30, 2006
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               4401 Northside Parkway, Suite 390
                  --------------------------------------------------------------
                       Atlanta, Georgia  30327
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Kyle Tomlin
                  --------------------------------------------------------------
         Title:                 Manager
                  --------------------------------------------------------------
         Phone:                 (404) 949-3101
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

              /s/ Kyle Tomlin           Atlanta, Georgia            7/13/06
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          74
                                             -----------------------------------

Form 13F Information Table Value Total:      $   197,792
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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
                                                     FORM 13F INFORMATION TABLE


                                                                                                            Voting Authority
                                Title
                                -----
                                 of                 Value     SHRs or                      Investment  Other
                                 --                 -----     -------                      ----------  -----
      Name of Issuer            Class    CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers   Sole  Shared  None
      --------------            -----    -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----
ABERCROMBIE & FITCH CO-CL A      COM    002896207      2905      52400     SH       SOLE                         2905
AMERICAN INTERNATIONAL GROUP     COM    026874107      2929      49600     SH       SOLE                         2929
ARCH COAL INC                    COM    039380100      432       10200     SH       SOLE                         432
ASTA FDG INC                     COM    046220109      2936      78400     SH       SOLE                         2936
BELDEN CDT INC                   COM    077454106      671       20300     SH       SOLE                         671
BENCHMARK ELECTRONICS INC        COM    08160H101      3975      164800    SH       SOLE                         3975
BIOVAIL CORP                     COM    09067J109      522       22300     SH       SOLE                         522
BJ SERVICES CO                   COM    055482103      559       15000     SH       SOLE                         559
BLACK & DECKER CORP              COM    091797100      3057      36200     SH       SOLE                         3057
CAPITAL ONE FINANCIAL CORP       COM    14040H105      2119      24800     SH       SOLE                         2119
CAREER EDUCATION CORPORATION     COM    141665109      1883      63000     SH       SOLE                         1883
CENTENE CORP DEL                 COM    15135B101      4259      181000    SH       SOLE                         4259
CERADYNE INC                     COM    156710105      426       8600      SH       SOLE                         426
CHAMPION ENTERPRISES INC         COM    158496109      435       39400     SH       SOLE                         435
CHARLES SCHWAB CORP NEW          COM    808513105      2963      185400    SH       SOLE                         2963
CHECKFREE CORP                   COM    162813109      491       9900      SH       SOLE                         491
CHESAPEAKE ENERGY CORP           COM    165167107      514       17000     SH       SOLE                         514
CIRCUIT CITY STORES INC          COM    172737108      3609      132600    SH       SOLE                         2885
COGNIZANT TECH SOLUTIONS-A       COM    192446102      4137      61400     SH       SOLE                         4137
COLUMBUS MCKINNON CORP/NY        COM    199333105      391       18000     SH       SOLE                         391
COMPANHIA VALE                   COM    204412209      3173      132000    SH       SOLE                         3173
CORNING INC                      COM    219350105      5612      232000    SH       SOLE                         5612
CSX CORP                         COM    126408103      3994      56700     SH       SOLE                         3994
DELL INC                         COM    24702R101      2902      118900    SH       SOLE                         2902
DIAMOND OFFSHORE DRILLING INC    COM    25271C102      4482      53400     SH       SOLE                         4482
EAGLE MATERIALS INC              COM    26969P108      4223      88900     SH       SOLE                         4223
ENERGY PARTNERS LTD              COM    29270U105      1649      87000     SH       SOLE                         1649
ENSCO INTERNATIONAL INC          COM    26874Q100      2264      49200     SH       SOLE                         2264
FIRST MARBLEHEAD CORP            COM    320771108      3747      65800     SH       SOLE                         3747
GENTIVA HEALTH SERVICES -W/I     COM    37247A102      2709      169000    SH       SOLE                         2709
HALLIBURTON CO                   COM    406216101      794       10700     SH       SOLE                         794
HEWLETT PACKARD CO               COM    428236103      3865      122000    SH       SOLE                         3865
HOME DEPOT INC                   COM    437076102      6439      179900    SH       SOLE                         6439
HONEYWELL INTERNATIONAL INC      COM    438516106      786       19500     SH       SOLE                         786
JOS A BANK CLOTHIERS INC         COM    480838101      1910      79700     SH       SOLE                         1910
JOY GLOBAL INC                   COM    481165108      3915      75150     SH       SOLE                         3915
KOHLS CORP                       COM    500255104      4014      67900     SH       SOLE                         4014
MANITOWOC CO INC                 COM    563571108      4134      92900     SH       SOLE                         4134
MCDERMOTT INTL INC               COM    580037109      800       17600     SH       SOLE                         800
MICROCHIP TECHNOLOGY INC         COM    595017104      456       13600     SH       SOLE                         456
MICROSOFT CORP                   COM    594918104      3152      135300    SH       SOLE                         3152
MONSTER WORLDWIDE INC            COM    611742107      414       9700      SH       SOLE                         414
MORGAN STANLEY                   COM    617446448      5196      82200     SH       SOLE                         5196
NABORS INDUSTRIES INC            COM    G6359F103      4295      127100    SH       SOLE                         4295
NATIONAL INSTRUMENTS CORP        COM    636518102      430       15700     SH       SOLE                         430
NOBLE CORP                       COM    G65422100      4398      59100     SH       SOLE                         4398
NOVATEL INC                      COM    669954109      2832      82900     SH       SOLE                         2832
OMNIVISION TECHNOLOGIES          COM    682128103      429       20300     SH       SOLE                         429
OPEN JT STK CO-VIMPEL COMMUN     COM    68370R109      3253      71000     SH       SOLE                         3253
PATTERSON-UTI ENERGY INC         COM    703481101      5152      182000    SH       SOLE                         5152
PFIZER INC                       COM    717081103      2936      125100    SH       SOLE                         2936
SCHLUMBERGER LTD                 COM    806857108      866       13300     SH       SOLE                         866
SCHWAB (CHARLES) CORP            COM    808513105      793       49600     SH       SOLE                         793
SEAGATE TECHNOLOGY               COM    G7945J104      2830      125000    SH       SOLE                         2830
SEI INVESTMENTS CO               COM    784117103      6662      136300    SH       SOLE                         6662
STEELCASE INC-CL A               COM    858155203      480       29200     SH       SOLE                         480
TARGET CORP                      COM    87612E106      2976      60900     SH       SOLE                         2976
TETRA TECHNOLOGIES INC           COM    88162F105      862       28400     SH       SOLE                         862
TEXAS INSTRUMENTS INC            COM    882508104      2944      97200     SH       SOLE                         2944
TIDEWATER INC                    COM    886423102      856       17400     SH       SOLE                         856
TIME WARNER INC                  COM    887317105      2939      169900    SH       SOLE                         2939
TODCO                            COM    88889T107      2402      58800     SH       SOLE                         2402
TRANSOCEAN SEDCO FOREX INC       COM    G90078109      4450      55400     SH       SOLE                         4450
TRINITY INDUSTRIES INC           COM    896522109      4377      108350    SH       SOLE                         4377
UNIT CORP                        COM    909218109      3931      69100     SH       SOLE                         3931
UNITEDHEALTH GROUP INC           COM    91324P102      8016      179000    SH       SOLE                         8016
UNIVERSAL FOREST PRODUCTS        COM    913543104      527       8400      SH       SOLE                         527
W&T OFFSHORE INC                 COM    92922P106      4134      106300    SH       SOLE                         4134
WALT DISNEY CO HOLDING CO        COM    254687106      2928      97600     SH       SOLE                         2928
WEATHERFORD INTERNATIONAL        COM    G95089101      3761      75800     SH       SOLE                         3761
WELLPOINT INC                    COM    94973V107      3318      45600     SH       SOLE                         3318
WILLIAMS COMPANIES INC           COM    969457100      3238      138600    SH       SOLE                         3238
WR BERKLEY CORP                  COM    084423102      461       13500     SH       SOLE                         461
XEROX CORP                       COM    984121103      473       34000     SH       SOLE                         473

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